Business Combination - Schedule of business combination recognized identifiable assets acquired and liabilities assumed (Details) - ColdQuanta Inc dba Infleqtion [Member] $ in Thousands	Jan. 25, 2024 USD ($)
Business Combination, Recognized Asset Acquired, Asset [Abstract]
Property and equipment	$ 32
Other assets	3
Morton Acquisition [Member]
Schedule Of Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Net initial cash payment	2,627
Common stock	436
Contingent consideration	430
Other payments and adjustments	453
Purchase Consideration	3,946
Business Combination, Recognized Asset Acquired, Asset [Abstract]
Cash and cash equivalents	40
Accounts receivable	46
Prepaid expenses and other current assets	13
Total Current Assets	99
Property and equipment	32
Intangible assets	2,310
Goodwill	1,533
Other assets	3
Total Assets Acquired	3,977
Accrued liabilities	31
Total Current Liabilities	31
Total Net Assets Acquired	$ 3,946